Financial and Other Assets - Schedule of Financial and Other Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Long-term receivables and deposits	$ 268	$ 220
Marketable equity and debt securities carried at fair value	183	167
Debt prepayment option	0	73
Pension plans in a net asset position (Note 22(a))	360	254
Long-term portion of inventories (Note 13)	75	62
Intangibles	162	80
Other	61	51
Financial and other assets	$ 1,109	$ 907